Marketable and other securities (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Marketable and other securities [Abstract]
Available for sale securities	$ 10,726,000	$ 19,703,000
Restricted marketable securities	$ 7,888,000